ORDINARY SHARES AND ORDINARY SHARE WARRANTS	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
ORDINARY SHARES AND ORDINARY SHARE WARRANTS	ORDINARY SHARES AND ORDINARY SHARE WARRANTS
As of December 31, 2022, 10,000,000,000 shares with no par value are authorized, of which, 8,000,000,000 shares are designated as Class A Ordinary Shares, and 2,000,000,000 shares are designated as Class B Ordinary Shares. As of December 31, 2022, the Company had 508,377,200 Class A Ordinary Shares outstanding and 174,934,392 Class B Ordinary Shares outstanding.
The rights of the holders of each class of ordinary shares are identical, except with respect to voting. Each share of Class A Ordinary Share is entitled to one vote per share. Each share of Class B Ordinary Share is entitled to 10 votes per share. Shares of Class B Ordinary Share may be converted at any time at the option of the stockholder and automatically convert upon sale or transfer to Class A Ordinary Share.
Stock Split
On June 22, 2022, the Company executed a 1:186.9 stock split in connection with the EJFA Merger. All prior period references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the effects of the stock split. See Note 3 for further details.
As of December 31, 2022 and 2021, the Company had reserved ordinary shares for future issuance as follows:

	December 31,
	2022	2021
Share options	76,557,428	87,262,873
Options to restricted shares	242,615,284	245,167,369
RSUs	5,753,975	—
Ordinary share warrants	23,468,710	4,316,570
Preferred share warrants	—	27,033,450
Convertible preferred shares	—	406,399,029
Shares available for future grant of equity awards	107,700,338	40,554,566
Total shares of ordinary share reserved	456,095,735	810,733,856
Ordinary Share Warrants
The Company has accounted for the ordinary share warrants as equity-classified warrants as they met the requirements for equity classification under ASC 815, including whether the ordinary share warrants are indexed to the Company’s own ordinary shares.
As of December 31, 2022, there were 5,277,899 warrants to purchase ordinary shares with an exercise price of $0.000005 per share, and 3,440,811 warrants to purchase ordinary shares with an exercise price of $0.00005 per share.